Tax Sharing Liability Table (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Tax Sharing Liability [Roll Forward]
Tax sharing liability, total			$ 78,382	$ 80,191	$ 80,191
Accretion of interest expense	$ 1,700	$ 2,300	3,800	4,900	10,100
Payments on tax sharing liability			(8,921)	$ (4,616)	(14,375)
Accretion of interest expense and tax rate changes			3,841		12,566
Tax sharing liability, total	$ 73,302		$ 73,302		$ 78,382